Goodwill and intangible assets (FY) - Schedule of future amortization expense (Details) $ in Millions	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Future aggregate amount of amortization expense in 2017	$ 1,446
Future aggregate amount of amortization expense in 2018	1,436
Future aggregate amount of amortization expense in 2019	1,411
Future aggregate amount of amortization expense in 2020	762
Future aggregate amount of amortization expense in 2021	$ 760